Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Current and Deferred Income Tax Expense
The components of current and deferred income tax expense attributable to income for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in US$ millions)	2015	2014 (Restated)	2013
Current income tax	—	—	—
Deferred income tax	28.2	24.4	17.7
Total Income tax expense	28.2	24.4	17.7

Summary of Income Tax Rate Reconciliation
Income tax expense by jurisdiction before adjustment for permanent differences and other items is as follows:

(in US$ millions)	2015	2014 (Restated)	2013
The Netherlands	8.9	8.6	10.4
USA	3.7	3.1	3.3
Malaysia	6.4	2.2	3.8
Belgium	2.5	1.7	1.3
United Kingdom	—	(0.3)	—
Total expense before adjustments	21.5	15.3	18.8
Functional currency differences in taxation	5.8	12.1	—
Other permanent differences and nondeductible items	0.9	0.6	(1.1)
Valuation allowance reversal	—	(3.6)	—
Total income tax expense	28.2	24.4	17.7

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below.

(in US$ millions)	2015	2014 (Restated)
Deferred tax assets:
Interest rate swaps	2.7	3.5
Pension obligation and other temporary differences	2.8	4.0
Tax loss carry forwards	47.9	60.9
Property, plant and equipment	1.5	1.8
Total deferred tax assets before valuation allowance	54.9	70.2
Valuation allowance	—	—
Total deferred tax assets before netting	54.9	70.2
Netting positions	(26.6)	(36.5)
Net deferred tax assets	28.3	33.7
Deferred tax liabilities:
Property, plant and equipment	81.6	69.6
Deferred foreign exchange results	1.1	2.0
Foreign exchange forward contracts	8.5	5.7
Other temporary differences	1.2	0.3
Total deferred tax liabilities before netting	92.4	77.6
Netting positions	(26.6)	(36.5)
Net deferred tax liabilities	65.8	41.1

Summary of Income Tax Examinations
The following table summarizes the earliest tax years that remain subject to examination by major taxable jurisdictions in which the Partnership operates:

Jurisdiction	Earliest open year	Ongoing examinations
USA	2011	None
United Kingdom	2014	None
Belgium	2014	None
UAE	N/A	N/A
Malaysia	2014	None
The Netherlands	2012	None
Marshall Islands	N/A	N/A